Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 12,644	$ 4,602	$ 13,932
Restricted cash	20	75	140
Prepaid expenses	195	256	644
Other current assets	74	75	108
Total current assets	12,933	5,008	14,824
Furniture and fixtures, equipment and leasehold improvements	836	1,512	1,515
Accumulated depreciation	(793)	(1,425)	(1,332)
Furniture and fixtures, equipment and leasehold improvements	43	87	183
License agreements, net of accumulated amortization of $1,187, $1,114 and $1,016 at September 30, 2011, December 31, 2010 and December 31, 2009, respectively	313	386	484
Other assets	86	86	126
Total assets	13,375	5,567	15,617
Current liabilities:
Accounts payable	473	458	1,181
Accrued research and development	1,171	2,125	4,753
Accrued restructuring	1,113	0	0
Accrued other	212	628	1,684
Derivative liability short term	0	0	850
Total current liabilities	2,969	3,211	8,468
Derivative liability long term	9	7,611	1,350
Total liabilities	2,978	10,822	9,818
Commitments and contingencies (Note 11)
Stockholders' equity (deficit)
Preferred Stock, $.01 par value, 15,000 shares authorized; 0 shares issued and outstanding at September 30, 2011, December 31, 2010 and December 31, 2009	0	0	0
Common stock, $.01 par value, 300,000 shares authorized and 14,771 shares issued and outstanding at September 30, 2011; 300,000 shares authorized and 5,501 shares issued and outstanding at December 31, 2010; 150,000 shares authorized and 3,137 shares issued and outstanding at December 31, 2009	148	55	31
Additional paid-in capital	225,257	202,390	189,698
Accumulated deficit	(215,008)	(207,700)	(183,930)
Total stockholders' equity (deficit)	10,397	(5,255)	5,799
Total liabilities and stockholders' equity (deficit)	$ 13,375	$ 5,567	$ 15,617